General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of General And Administrative Expenses Abstract
Salaries and related expenses	$ 151	$ 125
Professional services	565	377
Consulting and director fees	263	419
Travel	14	36
Office and general	326	442
Regulatory and filing fees	27	21
Shareholder relations	46	239
Total	$ 1,392	$ 1,659